Accounts payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable

Note   16.               Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,001	5,680
Factors or other financial institutions for borrowings	—	27
Accounts payable to underwriters, promoters, and employees	1,071	792
Other accounts payable	663	757
Total accounts payable	6,735	7,256

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees.

Note 17.      Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade creditors	5,680	4,467
Factors or other financial institutions for borrowings	27	178
Accounts payable to underwriters, promoters, and employees	792	945
Other accounts payable	757	1,144
Total accounts payable	7,256	6,734

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees.

SEALS Corp
Accounts payable

17.          Accounts payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade creditors	4,916	5,001
Accounts payable to shareholders	2,145	—
Accounts payable to underwriters, promoters, and employees	826	1,071
Other accounts payable	1,131	663
Total accounts payable	9,018	6,735

Accounts payable to shareholders consist of short-term payables due to WISeKey International Holding AG in relation to interest on outstanding loans and the recharge of management services (see Notes 19 and 31).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees.